Expense Example, No Redemption - INTERMEDIATE BOND FUND OF AMERICA	Oct. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 137
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	752
Expense Example, No Redemption, 10 Years	1,463
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	779
Expense Example, No Redemption, 10 Years	$ 1,217